BRIDGES INVESTMENT FUND, INC.


                                 THIRD QUARTER


                                      1999







                               CONTENTS OF REPORT


      Pages 1 - 3        Shareholder Letter

      Exhibit 1 Portfolio Transactions from July 1, 1999, through September 30, 1999

      Exhibit 2          Quarter-to-Quarter Changes in Financial Data


      Pages F1-F14       Unaudited Financial Statements for the
                         Nine Months Ended September 30, 1999











      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.

                         BRIDGES INVESTMENT FUND, INC.
                              8401 WEST DODGE ROAD
                             OMAHA, NEBRASKA 68114

                            TELEPHONE  402-397-4700
                            FACSIMILE  402-397-8617



                                   DIRECTORS

                    FREDERICK N. BACKER
                    EDSON L. BRIDGES II
                    EDSON L. BRIDGES III
                    N. P. DODGE, JR.
                    JOHN W. ESTABROOK
                    JON D. HOFFMASTER
                    JOHN J. KORALESKI
                    ROGER A. KUPKA
                    GARY L. PETERSEN
                    JOHN T. REED
                    ROY A. SMITH
                    JANICE D. STONEY
                    L.B. THOMAS
                    JOHN K. WILSON




                                    OFFICERS

                    EDSON L. BRIDGES II - CHAIRMAN AND
                                            CHIEF EXECUTIVE OFFICER
                    EDSON L. BRIDGES III _ PRESIDENT AND
                                             CHIEF INVESTMENT OFFICER
                    BRIAN M. KIRKPATRICK _ VICE PRESIDENT
                    MARY ANN MASON - SECRETARY
                    KATHLEEN J. STRANIK - ASSISTANT SECRETARY
                    NANCY K. DODGE - TREASURER
                    LINDA J. MORRIS _ ASSISTANT TREASURER




                                    AUDITOR

                              KPMG LLP
                              TWO CENTRAL PARK PLAZA
                              SUITE 1501
                              OMAHA, NEBRASKA 68102-1617




                               CORPORATE COUNSEL

                         BAIRD, HOLM, MCEACHEN,
                          PEDERSEN, HAMANN & STRASHEIM
                         1500 WOODMEN TOWER
                         OMAHA, NEBRASKA 68102

                                                     October 25, 1999


Dear Shareholder:

     Bridges Investment Fund, Inc. had a total return of -4.00% during the third quarter of 1999 based on a June 30, 1999, net asset value of $38.61 and a September 30, 1999, net asset value of $37.00. Included in the third quarter's total return is a dividend of $0.066 paid on July 26. On a calendar year-to-date basis, the Fund had a total return of 8.41% and had a total return of 28.9% for the 12-month period ending September 30. By comparison, the S&P 500 had total returns of -6.24% for the third quarter, 5.37% for the first nine months of the year, and 27.79% for the trailing 12 months ending September 30, 1999.

     During the quarter, the Fund's common stocks had a total return of -4.33%, which bettered the S&P 500's total return of -6.24% during the quarter. After underperforming the S&P 500 in the second quarter, the fund's equities turned in a better relative performance during the third quarter, even as market breadth, which improved in the second quarter, resumed a more negative trend during the third quarter.

     After peaking on July 16, equities prices generally fell through the end of the third quarter, such that by October 15, fully 65% of stocks on the New York Stock Exchange were down over 20% from their 52-week highs; on the NASDAQ, 73% of stocks were down in excess of 20% from their 52-week highs. However, the general markdown in equity prices during the third quarter did improve overall valuation levels, as corporate earnings reported in July and August for the second quarter were by and large strong in an absolute sense (S&P 500 stocks experienced year-over-year growth of 17.9% in the second quarter) and largely better than consensus expectations (85.7% of companies reporting had earnings which met or exceeded consensus earnings estimates).

     Notwithstanding the corrective action in the market during the third quarter, valuation levels remain high particularly for stocks which have relatively high earnings growth. On a year-over-year basis (September 30, 1998, through September 30, 1999), S&P 500 earnings are up approximately 20% while S&P 500 price performance is up 28% in the face of a significant rise in bond yields (from a low of 4.75% on October 8, 1998, to 6.40% at present). This set of variables is untenable going forward. For equities to do well, earnings growth needs to accelerate (unlikely given that earnings growth is currently robust -- we believe the odds of some slowdown over the next 12 months outweigh the possibilities of an uptick in earnings growth) or interest rates need to go lower or at least stop rising (a better bet given that the odds favor a slowing in economic growth over the next 12 months).

     The following table summarizes the ten largest equity holdings of the Fund as of September 30, 1999, and includes stock price performance and valuation data that we believe you will find of interest.


Shareholder Letter                    2                   October 25, 1999









                                        %            EPS               EPS
                                       Tot    %      5Yr               LT
                 9/30/99   %      %    Ret    Tot    Hist              Ftr
No. of           Market   of     Tot   3rd    Ret    Gr    P/E   P/E   Gr
ShareS  Company  Value    Equity Asst  Qtr    12 Mo  Rate  1999  2000  Rate

 9,068  Vodafone  2,155,917  4.5  4.0   21.0  110.8    23  78.5  63.7   27
10,000  Qualcomm  1,891,880  3.9  3.5   31.8  689.3    69  79.5  50.0   35
20,000  Microsoft 1,811,260  3.7  3.3    0.4   64.6    45  64.9  58.1   25
50,000  Gap       1,600,000  3.3  3.0  -36.4   36.9    31  26.2  21.8   20
30,000  Freddie   1,560,000  3.2  2.9  -10.1    5.9    16  17.7  15.5   15
        Mac
20,000  Intel     1,486,260  3.1  2.7   24.9   73.6    24  32.3  27.5   20
20,000  Home      1,372,500  2.8  2.5    6.6   74.1    26  47.0  38.1   24
        Depot
35,000  Capital   1,365,000  2.8  2.5  -29.9   13.8    22  22.7  18.0   25
        One
18,000  Cisco     1,234,134  2.5  2.3    6.4  121.8    38  91.4  70.0   30
        Systems
16,000  EMC Corp. 1,142,000  2.4  2.1   29.8  148.8    28  68.0  51.7   30


     We continue to anticipate that the equity market will remain volatile through the end of this year and into 2000. The volatility will be driven by continued concerns about inflation, potential Y2K problems, and current high equity valuation levels. Our approach will continue to be decidedly long term; as always, we will look to position capital in the Fund in those companies which we believe have the best long-term earnings growth prospects and which sell at reasonable valuations given those growth prospects. As always, we appreciate your patience and understanding during the inevitable periods of market turmoil which may lie ahead. We continue to remain very constructive on the long-term outlook for financial assets.

Dividend

     On October  12, 1999,  the Board  of Directors  declared a  $.07 per  share dividend on the shares of capital stock outstanding on the October 12, 1999, record date with this income distribution amount to be payable on or about October 25, 1999. This dividend is payable from the net investment income earned during the July _ September, 1999 Quarter.

New Prospectus and Account Application Form

     A new Prospectus Part A that became effective today is enclosed with this report. A revised Account Application form is included with this Prospectus. There are several important objectives for the reissuance of the Prospectus and the Account Application form at this point in time.

     The Fund has undertaken preparations to make shares of capital stock available for purchase to residents of states other than Nebraska. A limitation on sales of stock to Nebraska residents only has been in effect since the inauguration of the public offering of shares on December 7, 1963. Thus, the change in the Fund's policy to offer shares to potential owners in states other than Nebraska is of considerable import.

     The Fund's management reviewed the operating characteristics and policies of 178 open-end investment companies that follow the growth and income objective to define the market place for appropriate, competitive service. The findings of our survey caused the following changes to Fund operations that are reflected in the new Prospectus language and the revised Account Application form.

     . The initial minimum investment is $1,000, up from $500 prior to today.

     . A subsequent investment by check is $250, up from $200.

     . The  Scheduled  Investment  Plan  has  been  replaced  by  an   Automatic
       Investment Plan that permits a $100 minimum follow-on investment to the initial $1,000 commitment through the utilization of the ACH network with the shareholder's bank.




Shareholder Letter                   3                   October 25, 1999




     . There is a special minimum  initial investment of $500 for IRA  accounts.
       Our new Application Form is not utilized for IRA adoptions under Bridges Investment Fund, Inc. sponsored plans. The master plan adoption agreement is the effective instrument.

     . The Fund has waived all fees  on shareholder accounts as of the close  of business today. The reimbursement amounts that were previously paid from the shareholder accounts for dividend reinvestments and other services to Bridges Investor Services, Inc. as Dividend Disbursing and Transfer Agent have been estimated for the future. Such sums will be billed as a quarterly flat fee charged directly to the Fund.

The increased expenses to be absorbed by the Fund in the transfer agency function are expected to be $8,400 per year or about 2% of the annualized total operating expenses of the Fund as measured by costs incurred during the first six months of 1999. Part of the new increased costs is related to raising the breadth and the depth of the commercial banking services for the cash receipts and disbursements, especially for intra-day transactions, so that the transfer agent can handle new stock subscriptions on an expeditious basis.

A New Era

     Under terms of the Agreement reached in 1963, Bridges Investment Counsel, Inc. will be paying the costs of registering the shares of the Fund in states other than Nebraska as it does for the shares sold in Nebraska now. Our initial objective will be to register shares in 10-15 new states. The approximate Blue Sky cost to the investment manager will be about $18,000 per year. The manager intends to develop some promotional literature for the Fund to help stimulate sales in response to inquiries. The Fund will be prepared to register in all 50 states, and arrangements may be made to permit purchases and sales through broker sponsored services to clients for no-load mutual funds. Such services should be provided at no cost to the brokerage customer or the mutual fund. This potential network should facilitate participation by our Fund in the national market for fund shares, presuming that the Fund's management can continue to earn strong relative total returns.

     As a first step, the Fund will include only those states where it has some knowledge of potential subscriptions for new investors in order to gain experience with Blue Sky regulation and costs. The $18,000 annual expense pro forma will require $3,600,000 in new incremental sales of capital stock just to recover the "first step" costs from an annual investment management fee to be earned from the added investment capital that comes from other states. We will expand our coverages of various states when positive experiences warrant those decisions.

Closing Comment

     Thank you for your ownership of shares in our Fund. Perhaps, you can think of someone living in states other than Nebraska who should become a shareholder. I would be glad to have that person's name and address, and we will follow-up.


                                        Sincerely,


                                        Edson L. Bridges III, CFA
                                        President


                                        Edson L. Bridges II, CFA
ELBIII:ELBII:elc                        Chairman


                                   EXHIBIT 1

                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JULY 1, 1999, THROUGH SEPTEMBER 30, 1999
                                          Bought or       Held After
               Securities                 Received        Transaction
          Common Stocks Unless            $1,000 Par      $1,000 Par
           Described Otherwise            Value (M)       Value (M)
                                          or Shares       or Shares
      AES Corporation                      1,000            3,000
      Altera, Corporation                  2,000            6,000
 (1)<F1>  American International Group       625            3,125
      At Home Corporation                  1,000            3,000
      CSG Systems International, Inc.      3,000           18,000
      Capital One Financial                2,000           35,000
      Cardinal Health, Inc.                1,000            3,000
(2)<F2>   Eagle USA                       11,000           33,000
      Finova                               1,000            3,000
      First Data Corporation               5,000            5,000
      Gap, Inc.                            5,000           50,000
      Hewlett Packard                      2,000            8,000
      Home Depot, Inc.                     2,000           20,000
(3)<F3>   Interpublic Group                2,000            4,000
      Lamar Advertising Co.                2,000            2,000
      Lucent Technologies                  3,000            3,000
      Paychex, Inc.                        3,500            5,000
      Qualcomm, Inc.                       1,000           10,000
      Solectron Corporation                1,000           13,000
      Sprint PCS Corporation               1,000            5,500
      Sun Microsystems, Inc.               1,000            5,000
      West Teleservices Corp.              8,200           58,200
      Various Issues of Commercial Paper  18,970M           1,450M
         Notes Purchased during
         3rd Quarter, 1999

                                              Sold or       Held After
                 Securities                   Exchanged     Transacion
            Common Stocks Unless              $1,000 Par    $1,000 Par
             Described Otherwise              Value (M)     Value (M)
                                              or Shares     or Shares
      Alcoa, Inc.                              4,000            --
      At Home Corporation                      3,000            --
      Cardinal Health, Inc.                    3,000            --
      DLJ Direct                                 500            --
      Georgia Pacific Corporation              4,000            --
      Gulfstream Aerospace Corporation         6,000            --
      Hertz Corporation Class A                2,000            --
      Outdoor Systems                         19,050            --
      Philip Morris Co., Inc.                  5,000          15,000
      Qualcomm, Inc.                           2,000          10,000
     Various Issues of Commercial             19,070M           --
        Paper Notes maturing during
       3rd Qtr., 1999

<F1>(1) - Received 625 shares in a 5-for-4 stock split on August 2, 1999.
<F2>(2) _ Received 11,000 shares in a 3-for-2 stock split on August 31, 1999.
<F3>(3) _ Received 2,000 shares in a 2-for-1 stock split on July 16, 1999.





                                   Exhibit 2

                         BRIDGES INVESTMENT FUND, INC.

                        HISTORICAL FINANCIAL INFORMATION

Valuation       Net     Shares       Net Asset     Dividend/  Capital
  Date        Assets    Outstanding  Value/Share     Share    Gains/Share
 07-01-63    $  109,000       10,900    $10.00     $   -      $   -
 09-30-63       109,764       10,900     10.07         -          -
 12-31-63       159,187       15,510     10.13        .07         -
 03-31-64       202,354       19,105     10.59        .07         -
 06-30-64       253,932       23,438     10.83        .07         -
 09-30-64       310,307       28,286     10.97        .07         -
 12-31-64       369,149       33,643     10.97        .07         -
 03-31-65       434,523       38,531     11.28        .075       .028
 06-30-65       491,068       44,667     10.99        .07         -
 09-30-65       558,913       47,710     11.71        .07         -
 12-31-65       621,241       51,607     12.04        .07         -
 03-31-66       661,711       55,652     11.89        .085        -
 06-30-66       643,920       57,716     11.16        .07         -
 09-30-66       592,628       58,610     10.11        .07         -
 12-31-66       651,282       59,365     10.97        .07         -
 03-31-67       728,115       60,181     12.10        .085        -
 06-30-67       753,075       61,364     12.27        .07         -
 09-30-67       823,967       62,810     13.12        .07         -
 12-31-67       850,119       64,427     13.20        .07         -
 03-31-68       812,416       65,607     12.38        .105        -
 06-30-68     1,013,629       72,214     14.04        .07         -
 09-30-68     1,046,852       72,633     14.41        .07         -
 12-31-68     1,103,734       74,502     14.81        .07         -
 03-31-69     1,083,278       77,393     14.00        .15         -
 06-30-69     1,030,784       79,169     13.02        .07         -
 09-30-69     1,063,290       83,291     12.77        .07         -
 12-31-69     1,085,186       84,807     12.80        .07         -
 03-31-70     1,061,534       87,349     12.15        .16         -
 06-30-70       843,133       88,367      9.54        .07         -
 09-30-70       959,114       89,417     10.73        .07         -
 12-31-70     1,054,162       90,941     11.59        .07         -
 03-31-71     1,168,919       91,819     12.73        .16         -
 06-30-71     1,198,777       92,573     12.94        .07         -
 09-30-71     1,200,753       92,723     12.95        .07         -
 12-31-71     1,236,601       93,285     13.26        .07         -
 03-31-72     1,285,684       93,661     13.73        .14        .08
 06-30-72     1,228,951       93,834     13.10        .07         -
 09-30-72     1,208,454       92,258     13.10        .07         -
 12-31-72     1,272,570       93,673     13.59        .07         -
 03-31-73     1,152,089       96,695     11.91        .13        .07
 06-30-73     1,073,939       97,943     10.96        .07         -
 09-30-73     1,131,789       99,353     11.39        .07         -
 12-31-73     1,025,521      100,282     10.23        .07         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

Valuation       Net     Shares       Net Asset     Dividend/  Capital
  Date        Assets    Outstanding  Value/Share     Share    Gains/Share

 03-31-74       988,697      101,763      9.72        .14         -
 06-30-74       863,820      101,578      8.50        .07         -
 09-30-74       667,051      101,292      6.59        .07         -
 12-31-74       757,545      106,909      7.09        .07         -
 03-31-75       909,125      106,162      8.56        .14         -
 06-30-75     1,028,687      106,517      9.66        .07         -
 09-30-75       954,187      107,651      8.86        .07         -
 12-31-75     1,056,439      111,619      9.46        .07         -
 03-31-76     1,230,953      115,167     10.69        .16         -
 06-30-76     1,265,767      117,506     10.77        .07         -
 09-30-76     1,313,363      121,229     10.83        .07         -
 12-31-76     1,402,661      124,264     11.29        .08         -
 03-31-77     1,335,592      126,714     10.54        .188       .062
 06-30-77     1,456,451      134,575     10.82        .08         -
 09-30-77     1,450,573      139,402     10.41        .08         -
 12-31-77     1,505,147      145,252     10.36        .08         -
 03-31-78     1,418,417      146,380      9.69        .211       .049
 06-30-78     1,523,758      145,470     10.47        .09         -
 09-30-78     1,672,364      150,729     11.10        .09         -
 12-31-78     1,574,097      153,728     10.24        .09         -
 03-31-79     1,724,695      162,627     10.61        .204       .051
 06-30-79     1,773,427      163,640     10.84        .09         -
 09-30-79     1,913,242      167,426     11.43        .09         -
 12-31-79     1,872,059      165,806     11.29        .09         -
 03-31-80     1,769,935      170,882     10.36        .25        .0525
 06-30-80     1,974,288      169,675     11.64        .10         -
 09-30-80     2,204,689      173,549     12.70        .10         -
 12-31-80     2,416,997      177,025     13.65        .10         -
 03-31-81     2,424,976      184,148     13.17        .29        .0868
 06-30-81     2,356,007      186,307     12.65        .11         -
 09-30-81     2,128,956      183,447     11.61        .11         -
 12-31-81     2,315,441      185,009     12.52        .12         -
 03-31-82     2,165,531      194,140     11.15        .39        .19123
 06-30-82     2,074,816      190,067     10.92        .13         -
 09-30-82     2,262,073      189,837     11.92        .13         -
 12-31-82     2,593,411      195,469     13.27        .13         -
 03-31-83     2,815,081      209,390     13.44        .40        .2500
 06-30-83     3,030,744      212,068     14.29        .15         -
 09-30-83     3,210,564      223,059     14.39        .15         -
 12-31-83     3,345,988      229,238     14.60        .15         -
 03-31-84     3,279,542      247,700     13.24        .32        .5000
 06-30-84     3,322,155      262,695     12.65        .16         -
 09-30-84     3,554,876      263,783     13.48        .16         -
 12-31-84     3,727,899      278,241     13.40        .16         -
 03-31-85     4,058,327      300,068     13.52        .22        .6800
 06-30-85     4,351,707      305,496     14.24        .16         -
 09-30-85     4,260,686      310,379     13.73        .16         -
 12-31-85     4,962,325      318,589     15.58        .16         -
 03-31-86     5,663,449      347,479     16.30        .208       .86227
 06-30-86     6,174,120      365,531     16.89        .16         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION
Valuation       Net     Shares       Net Asset     Dividend/  Capital
  Date        Assets    Outstanding  Value/Share     Share    Gains/Share
 09-30-86     6,392,215      399,871     15.99        ,16         -
 12-31-86     6,701,786      407,265     16.46        .16         -
 03-31-87     8,766,205      491,228     17.85        .196       .79447
 06-30-87     9,214,305      509,569     18.08        .16         -
 09-30-87     9,921,139      530,566     18.70        .16         -
 12-31-87     7,876,275      525,238     15.00        .14        .24513
 03-31-88     8,649,901      565,608     15.29        .16         -
 06-30-88     9,027,829      574,563     15.71        .15         -
 09-30-88     8,986,977      575,956     15.60        .16         -
 12-31-88     8,592,807      610,504     14.07        .38       1.10967
 03-31-89     9,103,009      618,331     14.72         -          -
 06-30-89     9,531,124      614,861     15.50        .16         -
 09-30-89    10,815,006      652,207     16.58        .16         -
 12-31-89    10,895,182      682,321     15.97        .35       0.53769
 03-31-90    11,000,740      695,558     15.82         -          -
 06-30-90    11,521,748      696,414     16.54        .16       0.02646
 09-30-90    10,534,037      706,268     14.92        .16         -
 12-31-90    11,283,448      744,734     15.15        .35       0.40297
 03-31-91    12,685,391      759,477     16.70         -          -
 06-30-91    12,485,281      766,387     16.29        .16         -
 09-30-91    13,225,379      780,213     16.95        .16         -
 12-31-91    14,374,679      831,027     17.30        .34       0.29292
 03-31-92    14,428,305      851,349     16.95         -          -
 06-30-92    14,691,191      863,019     17.02        .15         -
 09-30-92    15,940,013      910,936     17.50        .16         -
 12-31-92    17,006,789      971,502     17.51        .325      0.15944
 03-31-93    18,071,613    1,008,275     17.92         -          -
 06-30-93    17,621,101      992,755     17.75        .15         -
 09-30-93    17,949,559      999,163     17.96        .15         -
 12-31-93    17,990,556    1,010,692     17.80        .3125     0.17075
 03-31-94    17,777,177    1,021,219     17.41         -          -
 06-30-94    17,953,364    1,033,984     17.36        .14         -
 09-30-94    18,472,176    1,036,473     17.82        .15         -
 12-31-94    18,096,297    1,058,427     17.10        .30       0.17874
 03-31-95    19,835,494    1,072,309     18.50         -          -
 06-30-95    21,416,325    1,076,463     19.90        .14         -
 09-30-95    22,527,409    1,082,829     20.80        .14         -
 12-31-95    24,052,746    1,116,620     21.54        .295      0.19289
 03-31-96    26,025,304    1,148,429     22.66         -          -
 06-30-96    27,108,210    1,157,425     23.42        .1325       -
 09-30-96    27,451,784    1,165,788     23.55        .1325       -
 12-31-96    29,249,488    1,190,831     24.56        .285      0.25730
 03-31-97    30,255,441    1,210,627     24.99         -          -
 06-30-97    34,567,391    1,229,643     28.11        .1325       -
 09-30-97    36,500,979    1,242,731     29.37        .135        -
 12-31-97    36,647,535    1,262,818     29.02        .24       0.30571
 03-31-98    41,413,655    1,283,322     32.27         -          -
 06-30-98    43,600,764    1,298,420     33.58        .135        -
 09-30-98    40,423,166    1,308,173     30.90        .09         -
 12-31-98    48,433,113    1,413,731     34.26        .215      2.11648
 03-31-99    52,835,162    1,442,077     36.64         -          -
 06-30-99    56,490,020    1,463,133     38.61        .075        -
 09-30-99    54,199,232    1,464,952     37.00        .066        -





                                      F-1


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                               SEPTEMBER 30, 1999
                                  (Unaudited)
                                                    Number                    Market
                                                   of Shares      Cost        Value
                Title of Security
      COMMON STOCKS - (87.6%)

Advertising _ 0.5%
  Interpublic Group of Companies, Inc. (The)       4,000      $   106,953  $   164,500
  Lamar Advertising Company*                       2,000           92,125       99,000
                                                              $   199,078  $   263,500

Aircraft _ Manufacturing  - 0.9%
  The Boeing Company                              12,000      $   278,135  $   511,500

Amusements _ Recreation _ Sporting Goods _ 0.5%
  Nike, Inc.                                       5,000      $   171,270  $   284,375

Banking and Finance  - 4.0%
  Chase Manhattan Corporation (The)                2,000      $    86,650  $   150,750
  First National of Nebraska, Inc.                   230          346,835      635,950
  MBNA Corporation                                15,000          234,825      342,195
  State Street Corporation                         8,000           66,525      517,000
  U.S. Bancorp (New)                               5,000          166,370      150,940
  Wells Fargo & Co. (New)                         10,000          138,173      396,250
                                                              $ 1,039,378  $ 2,193,085

Beverages - Soft Drinks  - 1.3%
  PepsiCo, Inc.                                   24,000      $   307,470  $   732,000

Chemicals  - 2.2%
  The Dow Chemical Company                         6,000      $   396,947  $   681,750
  Du Pont (E.I.) De Nemours & Company              8,000          273,935      484,000
                                                              $   670,882  $ 1,165,750

Communications _ Radio and Television _ 1.5%
  Clear Channel Communications, Inc.*             10,000      $   366,954  $   798,750

Computers - Hardware and Software  - 14.2%
  America Online, Inc.*                            6,000      $   529,237  $   624,378
  Cisco Systems, Inc.*                            18,000          290,726    1,234,134
  Dell Computer Corporation *                      3,000          109,594      125,439
  EMC Corporation*                                16,000          358,855    1,142,000
  HNC Software, Inc.*                             16,000          495,325      635,008
  Hewlett-Packard Co.                              8,000          293,882      726,000
  I2 Technologies, Inc.*                           5,000          154,166      194,065
  Microsoft Corporation*                          20,000           93,361    1,811,260
  Sun Microsystems, Inc.*                          5,000          281,813      465,000
  Transaction Systems Architects, Inc.*           27,000          961,181      727,326
                                                              $ 3,568,140  $ 7,684,610



    *Nonincome-producing security

                                      F-2

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1999
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Data Processing and Management _ 1.3%
  CSG Systems*                                    18,000      $   509,169  $   493,308
  First Data Corporation                           5,000          249,675      219,375
                                                              $   758,844  $   712,683

Diversified Operations _ 0.7%
  Berkshire Hathaway Inc., Class B *                 210      $   150,375  $   389,760

Drugs - Medicines _ Cosmetics  - 7.8%
  Abbott Laboratories                             15,000      $   169,395  $   550,320
  Amgen, Inc.*                                     6,000          248,687      489,000
  Bristol-Myers Squibb Co.                         8,000          141,675      540,000
  Elan Corporation PLC ADR*                       20,000          419,005      671,260
  Johnson & Johnson                               10,000          109,396      918,750
  Merck & Co., Inc.                               16,000          274,266    1,037,008
                                                              $ 1,362,424  $ 4,206,338

Electrical Equipment and Supplies  - 1.7%
  General Electric Co.                             8,000      $   147,473  $   948,504

Electronic Components _ Conductors _ 0.5%
  Altera Corporation*                              6,000      $   185,375  $   260,250

Electronics  - 4.5%
  Intel Corporation                               20,000      $   334,735  $ 1,486,260
  Solectron Corporation *                         13,000          301,136      933,569
                                                              $   635,871  $ 2,419,829

Finance _ Credit Cards _ 1.1%
  American Express Company                         2,000      $   165,255  $   270,000
  Providian Financial Corporation                  4,000          391,286      316,752
                                                              $   556,541  $   586,752

Finance _ Diversified _ 0.5%
  Morgan Stanley, Dean Witter, Discover & Co.      3,000      $   202,960  $   267,564

Finance _ Investment Banks _ 0.7%
  Goldman Sachs Group, Inc.                        3,000      $   202,843  $   183,000
  Merrill Lynch & Co., Inc.                        3,000          168,586      202,125
                                                              $   371,429  $   385,125
Finance - Real Estate  - 2.9%
  Freddie Mac                                     30,000      $   470,320  $ 1,560,000


    *Nonincome-producing security



                                      F-3


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1999
                                  (Unaudited)
                                                    Number                    Market
                                                   of Shares      Cost        Value
                Title of Security
       COMMON STOCKS   (Continued)

Finance _ Services  - 3.2%
  Capital One Financial Corporation               35,000      $   683,206  $ 1,365,000
  E*Trade Group, Inc.*                             4,000           98,188       94,000
  FINOVA                                           3,000          132,073      109,500
  Paychex, Inc.                                    5,000          154,125      170,625
                                                              $ 1,067,592  $ 1,739,125

Food _ Miscellaneous Products  - 0.9%
  Philip Morris Companies, Inc.                   15,000      $   263,604  $   512,820

Insurance _ Mortgage _ 0.4%
  MGIC Investment Corporation                      4,000      $   177,450  $   191,000

Insurance _ Multiline  - 0.5%
  American International Group, Inc.               3,125      $   118,455  $   271,681

Insurance _ Municipal Bond _ 0.7%
  MBIA, Inc.                                       8,000      $   360,053  $   373,000

Linen Supply and Related Products - 0.4%
  Cintas Corporation                               4,000      $   166,578  $   231,252

Metal Products _ Miscellaneous  - 0.5%
  Nucor Corporation                                5,500      $   122,061  $   261,937

Motion Pictures and Theatres  - 1.1%
  The Walt Disney Company*                        22,000      $   236,300  $   572,000

Petroleum Producing  - 5.5%
  Atlantic Richfield Company                       4,000      $   211,835  $   354,500
  BP Amoco PLC _ Spons. ADR                        6,616          246,135      733,139
  Chevron Corporation                             10,000          340,535      887,500
  Exxon Corporation                                8,000          198,750      608,000
  Mobil Corporation                                4,000          127,075      403,000
                                                              $ 1,124,330  $ 2,986,139

Publishing _ Newspapers  - 1.0%
  Gannett Co., Inc.                                8,000      $   179,310  $   553,504

Publishing _ Electronic  - 0.7%
  Reuters Group PLC, ADR Sponsored                 5,199      $   166,303  $   358,081


    *Nonincome-producing security



                                      F-4


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1999
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Retail Stores _ Apparel and Clothing  - 3.0%
  Gap, Inc.                                       50,000      $   521,360  $ 1,600,000

Retail Stores _ Building Materials and Home
                   Improvement _ 2.5%
  The Home Depot, Inc.                            20,000      $   587,115  $ 1,372,500

Retail Stores _ Department  - 1.7%
  Dayton Hudson Corporation                       15,000      $   146,129  $   900,945

Schools _ 0.3%
  Sylvan Learning System *                         7,500      $   200,089  $   145,313

Telecommunications  - 9.7%
  Level 3 Communications *                        12,000      $   483,300  $   626,628
  MCI WorldCom, Inc. *                            13,000          466,188      934,375
  Sprint Corporation                              10,000           83,964      542,500
  Sprint PCS Corporation *                         5,500          188,878      410,097
  Vodafone Airtouch PLC Sponsored ADR              9,068          986,754    2,155,917
  West Teleservices Corporation*                  58,200          780,844      603,825
                                                              $ 2,989,928  $ 5,273,342

Telecommunications _ Equipment _ 5.8%
  Lucent Technologies, Inc.                        3,000      $   214,841  $   194,625
  Nokia Corporation                               12,000          492,858    1,078,500
  Qualcomm Incorporated *                         10,000          490,313    1,891,880
                                                              $ 1,198,012  $ 3,165,005

Television _ Cable _ 0.4%
  Comcast Corporation                              6,000      $   141,375  $   239,250

Transportation _ Airfreight _ 1.8%
  Eagle USA Airfreight, Inc. *                    33,000      $   416,042  $   987,954

Transportation _ Railroads  - 0.4%
  Union Pacific Corporation                        4,000      $   148,580  $   192,252

Utilities _ Electric _ 0.3%
  AES Corporation (The)*                           3,000      $   162,678  $   177,000


       TOTAL COMMON STOCKS (Cost - $21,936,263)               $21,936,263  $47,474,475


    *Nonincome-producing security



                                      F-5


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1999
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       PREFERRED STOCKS  (1.7%)

Banking and Finance _ 1.1%
  CFC Capital Trust 9.375% Preferred, Series B     5,000      $   125,000  $   125,000
  CFB Capital II 8.20% Cumulative Preferred        5,000          125,000      118,750
  Harris Preferred Capital Corp.,                 10,000          250,000      223,750
     7.375%, Series A
  Silicon Valley Bancshares Capital                5,000          125,000      111,250
     8.25% Preferred Series I
                                                              $   625,000  $   578,750
Petroleum Producing _ 0.2%
  Canadian Occidental Petroleum Ltd.               5,000      $   125,000  $   121,875
    9.375% Preferred _ Series 1

Utilities _ Electric _ 0.4%
  Tennessee Valley Authority 6.75%                10,000      $   250,000  $   231,250
    Variable Preferred Series D

     Total Preferred Stocks (Cost - $1,000,000)               $ 1,000,000  $   931,875

       Total Stocks (Cost - $22,936,263)                      $22,936,263  $48,406,350


      DEBT SECURITIES (9.5%)

Energy _ Alternate Sources - 0.3%
  CalEnergy Co., Inc., 7.63% Notes
    due October 15, 2007                          $200,000    $   200,000  $   198,460

Household Appliances and Utensils - 0.2%
  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   102,200  $   107,500

Office Equipment and Supplies - 0.2%
  Xerox Corporation, 9.750% Notes
    due March 15, 2000                            $100,000    $   100,025  $   101,800

Retail Stores _ Department - 0.5%
  Dillard Department Stores, Inc., 7.850%
    Debentures, due October 1, 2012               $150,000    $   151,348  $   149,640

  Sears Roebuck & Co., 9.375% Debentures
    due November 1, 2011                           100,000    $   106,399      113,072
                                                              $   257,747  $   262,712

    *Nonincome-producing security


                                      F-6


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1999
                                  (Unaudited)
                                                   Principal                  Market
                Title of Security                   Amount        Cost        Value

     DEBT SECURITIES   (Continued)

Telecommunications _ 0.4%
  Level 3 Communications, Inc., 9.125% Senior     $250,000    $   241,937  $   226,575
    Notes due May 1, 2008


U.S. Government _ 5.2%
  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000    $   211,900  $   205,688

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        199,052      207,313

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        214,097      208,563

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        219,525      229,406

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        303,245      316,407

  U.S. Treasury, 7.500% Notes,
    due February 15, 2005                          300,000        305,871      320,719

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        256,223      234,813

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        307,910      310,407

  U.S. Treasury, 8.750% Bonds,
    due November 15, 2008                          200,000        237,473      218,813

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000    $   234,910  $   223,938

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        308,539      332,250
                                                              $ 2,798,745  $ 2,808,317





                                      F-7


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                               SEPTEMBER 30, 1999
                                  (Unaudited)
                                                   Principal
                Title of Security                   Amount        Cost        Valuet

      DEBT SECURITIES    (Continued)

Commercial Paper _ Short Term _ 2.7%
  Ford Motor Credit Corporation
    Commercial Paper Note 5.35%
    due October 5, 1999                            500,000    $   500,000      500,000

  American Express Credit Corporation
    Commercial Paper Note 5.26%
    due October 1, 1999                            950,000        950,000      950,000
                                                              $ 1,450,000  $ 1,450,000

     TOTAL DEBT SECURITIES (Cost - $5,150,654)                $ 5,150,654  $ 5,155,364


TOTAL INVESTMENTS IN SECURITIES
  (Cost - $28,086,917)                               (98.8%)  $28,086,917  $53,561,714
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (1.2%)                   637,518
NET ASSETS, September 30, 1999                      (100.0%)               $54,199,232





                   The accompanying notes to financial statements
                     are an integral part of this schedule.





                                      F-8



                         BRIDGES INVESTMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1999
                                  (Unaudited)
ASSETS                                              AMOUNT
  Investments, at market value
     Common and preferred stocks
      (cost $22,936,263)                            $48,406,350
     Debt securities (cost $5,150,654)                5,155,364
          Total Investments                         $53,561,714

  Cash                                                  500,353
  Receivables
     Dividends and interest                             115,082
     Subscriptions to capital stock                     116,076

TOTAL ASSETS                                        $54,293,225

LIABILITIES
  Investment advisor, management and
    service fees payable                            $    67,918
  Accrued operating expenses                             26,075

TOTAL LIABILITIES                                   $    93,993

NET ASSETS
  Capital stock, $1 par value -
   Authorized 3,000,000 shares,
     1,464,952 shares outstanding                   $ 1,464,952

  Paid-in surplus -                                  26,013,074
          Net capital paid in on shares             $27,478,026


  Accumulated net realized gain on
        investment transactions                       1,132,419
  Net unrealized appreciation on investments         25,474,797
  Accumulated undistributed net investment
        income                                          113,990
TOTAL NET ASSETS                                    $54,199,232

NET ASSET VALUE PER SHARE                              $37.00

OFFERING PRICE PER SHARE                               $37.00

REDEMPTION PRICE PER SHARE                             $37.00




                   The accompanying notes to financial statements
                    are an integral part of this statement.




                                      F-9



                         BRIDGES INVESTMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999
                                  (Unaudited)

                                                        AMOUNT     AMOUNT
INVESTMENT INCOME
   Interest                                             $277,181
   Dividends  (Net of foreign withholding taxes
                  of $2,372)                             329,271

        Total Investment Income                                    $   606,452

EXPENSES
   Management fees                                    $  199,971
   Custodian fees                                         26,672
   Insurance and Other Administrative Fees                19,974
   Bookkeeping services                                   14,192
   Printing and supplies                                  10,801
   Professional services                                   7,875
   Dividend disbursing and transfer
      agent fees                                          10,016
   Computer programming                                    3,750
   Taxes and licenses                                        799


        Total Expenses                                             $   294,050

           NET INVESTMENT INCOME                                   $   312,402


NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS

   Net realized gain on transactions in
        investment securities                        $1,132,418

   Net increase in unrealized
        appreciation of investments                   2,704,786

        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $ 3,837,204


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 4,149,606






                   The accompanying notes to financial statements
                    are an integral part of this statement.





                                      F-10



                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENTS OF CHANGES IN NET ASSETS

             FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999 AND 1998
                                  (Unaudited)



                                                 1999           1998
INCREASE IN NET ASSETS
  Operations -
     Net investment income                   $    312,402    $  442,586
     Net realized gain on transactions in
       investment securities                    1,132,418     2,592,856
     Net increase/(decrease) in unrealized
       appreciation of investments              2,704,786      (390,200)
           Net increase in net assets
           resulting from operations         $  4,149,606    $2,645,242

  Net equalization credits                            852         1,357

  Distributions to shareholders from -
     Net investment income                       (204,282)     (290,078)
     Net realized gain from investment
       transactions                                  --         --
  Return of capital                                  --         --
  Net capital share transactions                1,819,943     1,419,110

           Total Increase in Net Assets      $  5,766,119    $3,775,631


NET ASSETS:
  Beginning of year                          $ 48,433,113   $36,647,535


  End of nine months                         $ 54,199,232   $40,423,166






                   The accompanying notes to financial statements
                   are an integral part of these statements.



                         BRIDGES INVESTMENT FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1999
                                  (Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long-term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -

               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.


          Net unrealized appreciation
               (depreciation):           1999        1998          Net Change
          Aggregate gross unrealized
             appreciation
             on securities           $26,292,916  $16,198,740

          Aggregate gross unrealized
             depreciation
             on securities              (818,119)    (792,377)

                         Net          $25,474,797  $15,406,363   $10,068,434


          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities. The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.

     B. Federal Taxes -

               The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

     C. Distribution To Shareholders -

               The Fund accrues income dividends to shareholders on a quarterly basis as of the ex-dividend date. Distributions of net realized gains are made on an annual basis to shareholders as of the ex-dividend date.

     D. Equalization -

               The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     E. Use of Estimates

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(2)  INVESTMENT ADVISORY CONTRACT

          Under an Investment Advisory Contract, Bridges Investment Counsel, Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically
     identified in the Investment Advisory Contract.   There were no amounts
     reimbursed in the six months ended June 30, 1999.





(3)  DIVIDEND DISBURSING AND TRANSFER AGENT

          Effective October 1, 1987, dividend disbursing and transfer agent services are provided by Bridges Investor Services, Inc. (Transfer Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.




(4)       SECURITY TRANSACTIONS

          The cost of long-term investment purchases during the nine months ended September 30, was:



                                                         1999           1998
      United States government obligations            $    --        $    --
      Other Securities                                 7,636,919      5,801,152
                    Total Cost                        $7,636,919     $5,801,152





            Net proceeds from sales of long-term investments during the nine months ended September 30, were:



                                                         1999           1998
      United States government obligations            $  200,500     $  200,000
      Other Securities                                 5,023,750      7,486,804

                     Total Net Proceeds               $5,224,250     $7,686,804

                     Total Cost Basis of
                       Securities Sold                $4,091,831     $5,093,948





(5)  NET ASSET VALUE

           The net asset value per share represents the effective price for all subscriptions and redemptions.

(6)  CAPITAL STOCK

      Shares of capital stock issued and redeemed are as follows:





                                                         1999           1998
            Shares sold                                   79,128       60,837
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                        8,000        11,706
                                                          87,128        72,543
            Shares redeemed                               35,908        27,188
              Net increase                                51,220        45,355


      Value of capital stock issued and redeemed is as follows:






                                                         1999            1998
             Shares sold                              $2,876,124     $1,907,202
             Shares issued to shareholders in
               reinvestment of net investment
               income and realized gain from
               security transactions                     286,633        366,608
                                                      $3,162,757     $2,273,810
             Shares redeemed                           1,342,814        854,700
               Net increase                           $1,819,943     $1,419,110




(7)  DISTRIBUTION TO SHAREHOLDERS

             On October 12, 1999 a cash distribution of $.07 per share aggregating $102,704.34 was declared to shareholders of record on October 12, 1999, to be payable on October 25, 1999.